Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Unrealized Results
(d)	Unrealized results, net —
This item is made up as follows:

	Unrealized gain (loss)

	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1, 2020	264,883	1,036,159	(923,855)	(22,758)	88,476	442,905
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(331,990)	—	—	(331,990)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	8,175	—	—	—	—	8,175
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income	24,154	—	—	—	—	24,154
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	791,762	—	—	—	791,762
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(193,683)	—	—	—	(193,683)
Transfer of impairment loss on debt instruments at fair value through other comprehensive income	—	32,865	—	—	—	32,865
Variation for net unrealized loss on cash flow hedges	—	—	—	(38,924)	—	(38,924)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	24,574	—	24,574
Translation of foreign operations	—	—	—	—	76,935	76,935

Balances as of December 31, 2020	297,212	1,667,103	(1,255,845)	(37,108)	165,411	836,773

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	1,389,995	—	—	1,389,995
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	145,899	—	—	—	—	145,899
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income	(451,898)	—	—	—	—	(451,898)
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(1,986,046)	—	—	—	(1,986,046)
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(249,689)	—	—	—	(249,689)
Transfer of impairment recovery on debt instruments at fair value through other comprehensive income	—	(30,994)	—	—	—	(30,994)
Variation for net unrealized loss on cash flow hedges	—	—	—	68,615	—	68,615
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	13,371	—	13,371
Translation of foreign operations	—	—	—	—	95,674	95,674

Balances as of December 31, 2021	(8,787)	(599,626)	134,150	44,878	261,085	(168,300)

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	1,518,484	—	—	1,518,484

	Unrealized gain (loss)

	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Unrealized loss from equity instruments at fair value through other comprehensive income, net of unrealized gains	(21,663)	—	—	—	—	(21,663)
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income	(16,313)	—	—	—	—	(16,313)
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	(1,848,192)	—	—	—	(1,848,192)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	14,263	—	—	—	14,263
Transfer of impairment recovery on debt instruments at fair value through other comprehensive income	—	12,746	—	—	—	12,746
Variation for net unrealized loss on cash flow hedges	—	—	—	(70,170)	—	(70,170)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	16,030	—	16,030
Translation of foreign operations	—	—	—	—	(50,165)	(50,165)

Balances as of December 31, 2022	(46,763)	(2,420,809)	1,652,634	(9,262)	210,920	(613,280)

Summary of Other Comprehensive Income Explanatory
(e)	Components of other comprehensive income -
The consolidated statement of comprehensive income include: (i) Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods, such as the revaluation of gain (loss) in equity instruments at fair value through other comprehensive income; which will not be reclassified to the consolidated statement of income at the time of its disposal, but will be reclassified to retained earnings; and (ii) Other comprehensive income to be reclassified to the consolidated statement of income in future periods, such as the comprehensive income of financial instruments derivatives used as cash flow hedges, debt instruments at fair value through other comprehensive income and translation for foreign operations. Below is the movement of the caption:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods:
Equity instruments at fair value through other comprehensive income
(Losses) gains on equity instruments at fair value through other comprehensive income, net	(21,663)	145,899	8,175

Subtotal	(21,663)	145,899	8,175

Non-controlling interest	(43)	231	(35)
Income Tax	(218)	31	36

Total	(21,924)	146,161	8,176

Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Unrealized net (loss) gain on debt instruments at fair value through other comprehensive income	(1,848,192)	(1,986,046)	791,762
Transfer to income of unrealized net loss (gain) on debt instruments at fair value through other comprehensive income	14,263	(249,689)	(193,683)
Transfer to income of loss (recovery) for impairment on debt instruments at fair value through other comprehensive income	12,746	(30,994)	32,865

Subtotal	(1,821,183)	(2,266,729)	630,944

Non-controlling interest	(4,423)	(6,978)	2,082
Income Tax	(8,250)	(8,404)	2,643

Total	(1,833,856)	(2,282,111)	635,669

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Insurance premiums reserve, Note 14(b)	1,518,484	1,389,995	(331,990)

Non-controlling interest	2,496	2,285	(546)

Total	1,520,980	1,392,280	(332,536)

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Cash flow hedges:
Net (loss) gain from cash flow hedges	(70,170)	68,615	(38,924)
Transfer of net realized loss from cash flow hedge to consolidated statement of income	16,030	13,371	24,574

Subtotal	(54,140)	81,986	(14,350)

Non-controlling interest	(144)	261	(59)
Income Tax	(8,670)	15,696	(3,559)

Total	(62,954)	97,943	(17,968)

Foreign currency translation	(50,165)	95,674	76,935

Summary of Contingent Credits Weighted By Risk And Regulatory Capital Explanatory
As of December 31, 2022 and 2021, pursuant to Legislative Decree No. 1028 and amendments, Interbank maintains the following amounts related to the risk weighted assets and contingent and regulatory capital (basic and supplementary):

	2022	2021
	S/(000)	S/(000)
Total risk weighted assets and credits	64,690,083	57,570,306
Total regulatory capital	9,754,806	9,135,614
Basic regulatory capital (Level 1)	7,016,417	6,262,096
Supplementary regulatory capital (Level 2)	2,738,389	2,873,518
Global capital to regulatory capital ratio	15.08%	15.87%

Summary of Equity Surplus Explanatory
As of December 31, 2022 and 2021, Interseguro’s surplus equity is as follows:

	2022	2021
	S/(000)	S/(000)
Regulatory capital	1,338,237	1,387,713
Less
Solvency equity (solvency margin)	714,875	672,551
Guarantee fund	250,207	235,393

Surplus	373,155	479,769

Summary of Risk Weighted Assets Capital Ratio
The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio as of December 31, 2022 and 2021 is the following:

	2022	2021
	US$(000)	US$(000)
Total eligible capital	195,806	287,196

Total risk weighted assets	959,241	1,177,296

Capital adequacy ratio (in percentage)	20.41	24.39